MINING PROJECTS EXPENSES - Additional Information (Details)	Dec. 19, 2025 $ / shares	Jan. 31, 2024 CAD ($) claim $ / shares shares
MINING PROJECTS EXPENSES
Asset acquisition | shares		6,208,210
Share price per share | $ / shares	$ 2.4
Lac Gueret property with Mason
MINING PROJECTS EXPENSES
Number of designated claims | claim		74
Share price per share | $ / shares		$ 3
Common shares		$ 18,600,000
Comprehensive loss		18,600,000
Payment of subsequent		$ 5,000,000